Adoption of New and Revised Standards	12 Months Ended
Mar. 31, 2018
Adoption Of New And Revised Standards
Adoption of New and Revised Standards
39	ADOPTION OF NEW AND REVISED STANDARDS

Standards, Interpretations and Amendments to Published Standards that are not yet effective

IFRS 15 Revenue from Contracts with Customers

i)	In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). This standard provides a single, principle-based five-step model to be applied to all contracts with customers. Guidance is provided on topics such as the point at which revenue is recognized, accounting for variable consideration, costs of fulfilling and obtaining a contract and various other related matters. IFRS 15 also introduced new disclosure requirements with respect to revenue.

The five steps in the model under IFRS 15 are : (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contracts; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

IFRS 15 replaces the following standards and interpretations:

•	IAS 11 Construction Contracts
•	IAS 18 Revenue
•	IFRIC 13 Customer Loyalty Programmes
•	IFRIC 15 Agreements for the Construction of Real Estate
•	IFRIC 18 Transfers of Assets from Customers
•	SIC-31 Revenue - Barter Transactions Involving Advertising Services

When first applying IFRS 15, it should be applied in full for the current period, including retrospective application to all contracts that were not yet complete at the beginning of that period. In respect of prior periods, the transition guidance allows an option to either:

•	apply IFRS 15 in full to prior periods (with certain limited practical expedients being available); or

•	retain prior period figures as reported under the previous standards, recognizing the cumulative effect of applying IFRS 15 as an adjustment to the opening balance of equity as at the date of initial application (beginning of current reporting period).

IFRS 15 is effective for fiscal years beginning on or after January 1, 2018. Earlier application is permitted. The Group expects to apply this standard retrospectively with the cumulative effect of initially applying this standard recognized at April 1, 2018 (i.e. the date of initial application in accordance with this standard). The Group does not expect the impact of adoption of the standard on opening reserve to be material.

IFRS 9 Financial Instruments: In July 2014, the IASB finalized and issued IFRS 9 – Financial Instruments. IFRS 9 replaces IAS 39 “Financial instruments: recognition and measurement, the previous Standard which dealt with the recognition and measurement of financial instruments in its entirety upon the former’s effective date.

The Key requirements of IFRS 9:

Replaces IAS 39’s measurement categories with the following three categories:

•	fair value through profit or loss
•	fair value through other comprehensive income
•	amortized cost

Eliminates the requirement for separation of embedded derivatives from hybrid financial assets, the classification requirements to be applied to the hybrid financial asset in its entirety.

Requires an entity to present the amount of change in fair value due to change in entity’s own credit risk in other comprehensive income.

Introduces new impairment model, under which the “expected” credit loss are required to be recognized as compared to the existing “incurred” credit loss model of IAS 39.

Fundamental changes in hedge accounting by introduction of new general hedge accounting model which:

•	Increases the eligibility of hedged item and hedging instruments;
•	Introduces a more principles–based approach to assess hedge effectiveness.

IFRS 9 is effective for annual periods beginning on or after January 1, 2018.

Earlier application is permitted provided that all the requirements in the Standard are applied at the same time with two exceptions:

•	The requirement to present changes in the fair value of a liability due to changes in own credit risk may be applied early in isolation;
•	Entity may choose as its accounting policy choice to continue to apply hedge accounting requirements of IAS 39 instead of new general hedge accounting model as provided in IFRS 9.

The Group does not expect the impact of adoption of the standard to be material.

Further, in October 2017, the International Accounting Standards Board (IASB) issued an additional amendment to IFRS 9. Based on the amendment financial assets containing prepayment features with negative compensation can now be measured at amortised cost or at fair value through other comprehensive income if they meet the other relevant requirements under IFRS 9.

The effective date for adoption of the amendment is 1 January 2019. Further, the amendment must be applied retrospectively and earlier application is permitted. The amendment provides specific transition provision if it is only applied in 2019 rather than in 2018 with the rest of IFRS 9. The Group does not believe that this amendment will have a material impact on its consolidated financial statements.

IFRS 16 Leases: On January 13, 2016, the International Accounting Standards Board issued the final version of IFRS 16, Leases. IFRS 16 will replace the existing leases Standard, IAS 17 Leases, and related Interpretations. The Standard sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract i.e., the lessee and the lessor. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. Currently, operating lease expenses are charged to the statement of comprehensive income. The Standard also contains enhanced disclosure requirements for lessees. IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17.

The effective date for adoption of IFRS 16 is annual periods beginning on or after January 1, 2019, though early adoption is permitted for companies applying IFRS 15 Revenue from Contracts with Customers. The Group is yet to evaluate the requirements of IFRS 16 and the impact on the consolidated financial statements.

IFRIC 22, Foreign currency transactions and Advance consideration: On December 8, 2016, the International Accounting Standards Board (IASB) issued IFRS interpretation IFRIC 22, Foreign currency transactions and Advance consideration which clarifies the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income, when an entity has received or paid advance consideration in a foreign currency. The effective date for adoption of IFRIC 22 is annual reporting periods beginning on or after January 1, 2018, though early adoption is permitted. The Group is currently evaluating the effect of IFRIC 22 on the consolidated financial statements.

IFRIC 23, Uncertainty over Income Tax Treatments: In June 2017, the International Accounting Standards Board (IASB) issued IFRS interpretation IFRIC 23 — Uncertainty over Income Tax Treatments which is to be applied while performing the determination of taxable profit (or loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12.

According to IFRIC 23, companies need to determine the probability of the relevant tax authority accepting each tax treatment, or group of tax treatments, that the companies have used or plan to use in their income tax filing which has to be considered to compute the most likely amount or the expected value of the tax treatment when determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.

The standard permits two possible methods of transition:

•	Full retrospective approach – Under this approach, IFRIC 23 will be applied retrospectively to each prior reporting period presented in accordance with IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors
•	Retrospectively with cumulative effect of initially applying IFRIC 23 recognized by adjusting equity on initial application, without adjusting comparatives

The effective date for adoption of IFRIC 23 is annual periods beginning on or after January 1, 2019, though early adoption is permitted. The Group does not believe that this amendment will have a material impact on its consolidated financial statements.

Amendment to IAS 28

In October 2017, the International Accounting Standards Board (IASB) issued an amendment to IAS 28, to address the issue on accounting of long term interests in Associates and Joint ventures. The amendments clarify that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.

The effective date for adoption of the amendment is 1 January 2019, however early adoption is permitted with disclosures. The Group does not believe that this amendment will have a material impact on its consolidated financial statements.

Amendment to IAS 19

In February, 2018, the International Accounting standards issued an amendment to IAS 19 to address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:

Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event.

Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using: the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event; and the discount rate used to remeasure that net defined benefit liability (asset)

The effective date for adoption of the amendment is 1 January 2019, however early adoption is permitted. Given that the Group does not have any amendments to its defined benefit plan, the amendment does not have any impact on the Group.

Amendments to IFRS 2, Share-based payment: In June 2016, the International Accounting Standards Board issued the amendments to IFRS 2, providing specific guidance for measurement of cash-settled awards, modification of cash-settled awards and awards that include a net settlement feature in respect of withholding taxes. It clarifies that the fair value of cash-settled awards is determined on a basis consistent with that used for equity-settled awards. Market-based performance conditions and non-vesting conditions are reflected in the ‘fair values’, but non-market performance conditions and service vesting conditions are reflected in the estimate of the number of awards expected to vest. Also, the amendment clarifies that if the terms and conditions of a cash-settled share-based payment transaction are modified with the result that it becomes an equity-settled share-based payment transaction, the transaction is accounted for as such from the date of the modification. Further, the amendment requires the award that includes a net settlement feature in respect of withholding taxes to be treated as equity-settled in its entirety. The cash payment to the tax authority is treated as if it was part of an equity settlement. The effective date for adoption of the amendments to IFRS 2 is annual reporting periods beginning on or after January 1, 2018, though early adoption is permitted. The Group does not believe that this amendment will have a material impact on its consolidated financial statements.